UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48450-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2012 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.9%)

            CONSUMER DISCRETIONARY (17.9%)
            ------------------------------
            APPAREL RETAIL (2.5%)
   342,618  Foot Locker, Inc.                                                         $    11,478
   165,049  Ross Stores, Inc.                                                              10,060
   255,791  TJX Companies, Inc.                                                            10,648
                                                                                      -----------
                                                                                           32,186
                                                                                      -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   180,293  Coach, Inc.                                                                    10,105
                                                                                      -----------
            AUTOMOTIVE RETAIL (0.9%)
    30,110  AutoZone, Inc.*                                                                11,291
                                                                                      -----------
            BROADCASTING (2.8%)
   352,099  CBS Corp. "B"                                                                  11,408
   213,845  Discovery Communications, Inc. "A"*                                            12,621
   197,024  Scripps Networks Interactive "A"                                               11,964
                                                                                      -----------
                                                                                           35,993
                                                                                      -----------
            CABLE & SATELLITE (1.1%)
   139,703  Time Warner Cable, Inc.                                                        13,846
                                                                                      -----------
            DEPARTMENT STORES (0.8%)
   287,493  Macy's, Inc.                                                                   10,945
                                                                                      -----------
            HOME IMPROVEMENT RETAIL (3.0%)
   449,527  Home Depot, Inc.                                                               27,592
   357,673  Lowe's Companies, Inc.                                                         11,581
                                                                                      -----------
                                                                                           39,173
                                                                                      -----------
            HOMEFURNISHING RETAIL (0.7%)
   163,969  Bed Bath & Beyond, Inc.*                                                        9,458
                                                                                      -----------
            INTERNET RETAIL (4.5%)
   163,200  Amazon.com, Inc.*                                                              37,996
   200,069  Blue Nile, Inc.*                                                                7,557
   234,056  Expedia, Inc.                                                                  13,844
                                                                                      -----------
                                                                                           59,397
                                                                                      -----------
            SPECIALTY STORES (0.8%)
   167,025  PetSmart, Inc.                                                                 11,089
                                                                                      -----------
            Total Consumer Discretionary                                                  233,483
                                                                                      -----------
            CONSUMER STAPLES (7.3%)
            -----------------------
            BREWERS (1.0%)
   289,982  SABMiller plc ADR                                                              12,556
                                                                                      -----------
            DISTILLERS & VINTNERS (0.2%)
    25,928  Diageo plc ADR                                                                  2,962
                                                                                      -----------
            DRUG RETAIL (0.8%)
   236,158  CVS Caremark Corp.                                                             10,958
                                                                                      -----------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.1%)
   132,948  Clorox Co.                                                                $     9,612
   254,323  Procter & Gamble Co.                                                           17,610
                                                                                      -----------
                                                                                           27,222
                                                                                      -----------
            PACKAGED FOODS & MEAT (1.9%)
 2,040,910  Danone S.A. ADR                                                                25,103
                                                                                      -----------
            SOFT DRINKS (1.3%)
   455,847  Coca-Cola Co.                                                                  16,948
                                                                                      -----------
            Total Consumer Staples                                                         95,749
                                                                                      -----------
            ENERGY (1.8%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (1.8%)
   328,541  Schlumberger Ltd.                                                              22,844
                                                                                      -----------
            FINANCIALS (9.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (5.7%)
    63,938  BlackRock, Inc.                                                                12,128
   179,030  Franklin Resources, Inc.                                                       22,880
   399,750  Legg Mason, Inc.                                                               10,186
 1,384,841  SEI Investments Co.                                                            30,300
                                                                                      -----------
                                                                                           75,494
                                                                                      -----------
            CONSUMER FINANCE (2.7%)
   624,755  American Express Co.                                                           34,968
                                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (1.0%)
   270,586  Greenhill & Co., Inc.                                                          12,912
                                                                                      -----------
            Total Financials                                                              123,374
                                                                                      -----------
            HEALTH CARE (16.6%)
            -------------------
            BIOTECHNOLOGY (3.1%)
   187,551  Amgen, Inc.                                                                    16,232
   170,474  Celgene Corp.*                                                                 12,499
   172,454  Gilead Sciences, Inc.*                                                         11,582
                                                                                      -----------
                                                                                           40,313
                                                                                      -----------
            HEALTH CARE DISTRIBUTORS (1.8%)
   302,492  AmerisourceBergen Corp.                                                        11,930
   125,628  McKesson Corp.                                                                 11,723
                                                                                      -----------
                                                                                           23,653
                                                                                      -----------
            HEALTH CARE EQUIPMENT (6.4%)
   209,158  Baxter International, Inc.                                                     13,099
   111,755  C.R. Bard, Inc.                                                                10,750
   543,063  Medtronic, Inc.                                                                22,580
   204,368  Stryker Corp.                                                                  10,750
   417,125  Zimmer Holdings, Inc.                                                          26,784
                                                                                      -----------
                                                                                           83,963
                                                                                      -----------
            HEALTH CARE SUPPLIES (1.0%)
   136,221  Cooper Companies, Inc.                                                         13,074
                                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.7%)
   271,309  Agilent Technologies, Inc.                                                      9,764
                                                                                      -----------
            MANAGED HEALTH CARE (0.9%)
   199,600  UnitedHealth Group, Inc.                                                       11,178
                                                                                      -----------
            PHARMACEUTICALS (2.7%)
   296,778  Merck & Co., Inc.                                                              13,542

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
   366,032  Novartis AG ADR                                                           $    22,130
                                                                                      -----------
                                                                                           35,672
                                                                                      -----------
            Total Health Care                                                             217,617
                                                                                      -----------
            INDUSTRIALS (8.5%)
            ------------------
            AEROSPACE & DEFENSE (0.8%)
   154,877  Boeing Co.                                                                     10,909
                                                                                      -----------
            AIR FREIGHT & LOGISTICS (3.2%)
   494,111  Expeditors International of Washington, Inc.                                   18,090
   322,052  United Parcel Service, Inc. "B"                                                23,590
                                                                                      -----------
                                                                                           41,680
                                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   116,584  Cummins, Inc.                                                                  10,910
                                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
   114,749  Roper Industries, Inc.                                                         12,527
                                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.8%)
   209,657  Danaher Corp.                                                                  10,846
                                                                                      -----------
            INDUSTRIAL MACHINERY (0.8%)
   138,517  Parker-Hannifin Corp.                                                          10,896
                                                                                      -----------
            RAILROADS (1.0%)
   103,621  Union Pacific Corp.                                                            12,748
                                                                                      -----------
            Total Industrials                                                             110,516
                                                                                      -----------
            INFORMATION TECHNOLOGY (34.7%)
            ------------------------------
            APPLICATION SOFTWARE (4.2%)
   496,392  Autodesk, Inc.*                                                                15,805
   174,597  FactSet Research Systems, Inc.                                                 15,810
   186,179  Intuit, Inc.                                                                   11,063
   378,448  Synopsys, Inc.*                                                                12,186
                                                                                      -----------
                                                                                           54,864
                                                                                      -----------
            COMMUNICATIONS EQUIPMENT (6.5%)
 2,571,268 Cisco Systems, Inc.                                                            44,072
   696,665 QUALCOMM, Inc.                                                                 40,807
                                                                                      -----------
                                                                                           84,879
                                                                                      -----------
            COMPUTER HARDWARE (0.9%)
    19,108  Apple, Inc.                                                                    11,371
                                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (1.6%)
   443,170  EMC Corp.*                                                                     10,822
   286,387  Western Digital Corp.                                                           9,803
                                                                                      -----------
                                                                                           20,625
                                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (3.5%)
   180,924  Automatic Data Processing, Inc.                                                10,455
   255,326  Visa, Inc. "A"                                                                 35,429
                                                                                      -----------
                                                                                           45,884
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (4.9%)
   451,658  Facebook, Inc. "A"*                                                             9,537
    80,369  Google, Inc. "A"*                                                              54,632
                                                                                      -----------
                                                                                           64,169
                                                                                      -----------
            IT CONSULTING & OTHER SERVICES (2.5%)
   178,430  Accenture plc "A"                                                              12,028
    56,423  International Business Machines Corp.                                          10,976

================================================================================

3  | USAA Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
   149,115  Teradata Corp.*                                                           $    10,186
                                                                                      -----------
                                                                                           33,190
                                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.8%)
   227,637  KLA-Tencor Corp.                                                               10,590
                                                                                      -----------
            SEMICONDUCTORS (3.4%)
    70,785  Altera Corp.                                                                    2,157
    84,832  Analog Devices, Inc.                                                            3,318
   555,518  Arm Holdings plc ADR                                                           17,971
   312,421  Broadcom Corp. "A"                                                              9,852
   527,893  Intel Corp.                                                                    11,416
                                                                                      -----------
                                                                                           44,714
                                                                                      -----------
            SYSTEMS SOFTWARE (6.4%)
   937,350  Microsoft Corp.                                                                26,747
 1,449,883  Oracle Corp.                                                                   45,019
   651,487  Symantec Corp.*                                                                11,851
                                                                                      -----------
                                                                                           83,617
                                                                                      -----------
            Total Information Technology                                                  453,903
                                                                                      -----------
            MATERIALS (2.7%)
            ----------------
            DIVERSIFIED CHEMICALS (0.9%)
   104,826  PPG Industries, Inc.                                                           12,273
                                                                                      -----------
            DIVERSIFIED METALS & MINING (0.8%)
   276,180  Freeport-McMoRan Copper & Gold, Inc.                                           10,738
                                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   148,658  Monsanto Co.                                                                   12,795
                                                                                      -----------
            Total Materials                                                                35,806
                                                                                      -----------
            Total Common Stocks (cost: $1,107,675)                                      1,293,292
                                                                                      -----------
            MONEY MARKET INSTRUMENTS (1.1%)

            MONEY MARKET FUNDS (1.1%)
14,453,701  State Street Institutional Liquid Reserve Fund, 0.19%(a)                       14,453
                                                                                      -----------
            Total Money Market Instruments (cost: $14,453)                                 14,453
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $1,122,128)                                      $ 1,307,745
                                                                                      ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   1,293,292     $        --     $         --     $   1,293,292
Money Market Instruments:
  Money Market Funds                          14,453              --               --            14,453
-------------------------------------------------------------------------------------------------------
Total                                  $   1,307,745     $        --     $         --     $   1,307,745
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

5  | USAA Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $214,942,000 and $29,325,000, respectively, resulting in net unrealized appreciation of $185,617,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,308,234,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at October 31, 2012.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

7  | USAA Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
*    Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.